FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
FINANCIAL RISK MANAGEMENT	FINANCIAL RISK MANAGEMENT
The company recognizes that risk management is an integral part of good management practice.
As a result of holding financial instruments, the company is exposed to the following risks: capital risk, commodity price risk, liquidity risk, market risk (i.e. interest rate risk and foreign currency risk), and credit risk. The following is a description of these risks and how they are managed:
(a)Capital risk management
The capital structure of the company consists of non-recourse borrowings in subsidiaries of the company, offset by cash and cash equivalents and equity.

(US$ MILLIONS, except as noted)	2021	2020
Non-recourse borrowings in subsidiaries of the company	$5,246	$5,189
Cash and cash equivalents	(894)	(777)
Net debt	4,352	4,412
Total equity	1,136	2,706
Total capital and net debt	$5,488	$7,118
Net debt to capitalization ratio	79%	62%
The company manages its debt exposure by financing its operations with non-recourse borrowings in subsidiaries of the company, ensuring a diversity of funding sources as well as managing its maturity profile. The company also borrows in the currencies where its subsidiaries operate, where possible, in order to mitigate its currency risk.
The company’s financing plan is to fund its recurring growth capital expenditures with cash flow generated by its operations after maintenance capital expenditure, as well as debt financing that is sized to maintain its credit profile. To fund large scale development projects and acquisitions, the company will evaluate a variety of capital sources including proceeds from selling non-core and mature assets, equity and debt financing. The company will seek to raise additional equity if it believes it can earn returns on these investments in excess of the cost of the incremental capital.
As disclosed within Note 16, the company has various credit facilities in place. In certain cases, the facilities may have financial covenants which are generally in the form of interest coverage ratios and leverage ratios. The company does not have any market capitalization covenants attached to any of its borrowings, and the company is in compliance with its externally imposed capital requirements.
(b)Liquidity risk management
The company maintains sufficient financial liquidity to be able to meet ongoing operating requirements and to be able to fund acquisitions. Principal liquidity needs for the next year include funding recurring expenses, meeting debt service payments, funding required capital expenditures and funding acquisition opportunities as they arise. The operating subsidiaries of the company also generate liquidity by accessing capital markets on an opportunistic basis.
The following tables detail the contractual maturities for the company’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which the company can be required to repay. The tables include both interest and principal cash flows:

	December 31, 2021
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$3,273	$271	$367	$1,724	$5,635
Interest-bearing liabilities	296	772	4,661	491	6,220
Lease liabilities	71	63	129	540	803
____________________________________
(1)Excludes $1,483 million of decommissioning liabilities, other provisions, post-employment benefits, $17 million of deferred revenue, $1,860 million of loan payable to Brookfield Business Partners and $13 million of related party loans and notes.

	December 31, 2020
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$3,729	$276	$544	$1,899	$6,448
Interest-bearing liabilities	389	340	5,220	519	6,468
Lease liabilities	78	66	143	428	715
___________________________________
(1)Excludes $1,770 million of decommissioning liabilities, other provisions, post-employment benefits and $18 million of intercompany loans and notes payable.
(c)Market risk management
Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by the company will fluctuate because of changes in market prices. Market risk includes the risk of changes in interest rates, currency exchange rates and changes in market prices due to factors other than interest rates or currency exchange rates, such as changes in equity prices, commodity prices or credit spreads.
Financial instruments held by the company that are subject to market risk include loans and notes receivable, other financial assets, borrowings, derivative contracts, such as interest rate and foreign currency contracts, and marketable securities.
(d)Interest rate risk management
The observable impacts on the fair values and future cash flows of financial instruments that can be directly attributable to interest rate risk include changes in net income from financial instruments whose cash flows are determined with reference to floating interest rates and changes in the fair values of financial instruments whose cash flows are fixed in nature. The company monitors interest rate fluctuations and may enter into interest rate derivative contracts to mitigate the impact from interest rate movements. A 10 basis point increase in interest rates is expected to decrease net income by $2 million, and a 10 basis point decrease in interest rates is expected to increase net income by $2 million. A 10 basis point change in interest rates is expected to impact other comprehensive income by an increase of $6 million if interest rates increase, and a decrease of $6 million if interest rates decrease.
(e)Foreign currency risk management
Changes in currency rates will impact the carrying value of financial instruments and the company’s net investment and cash flows denominated in currencies other than the U.S. dollar. The company enters into foreign exchange contracts designated as net investment hedges to mitigate the impact from movements in foreign exchange rates against the U.S. dollar.
The tables below set out the company’s currency exposure as at December 31, 2021 and 2020:

	December 31, 2021
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$1,438	$1,026	$454	$65	$237	$341	$305	$3,866
Non-current assets	3,322	5,093	384	56	283	2,696	220	12,054
	$4,760	$6,119	$838	$121	$520	$3,037	$525	$15,920

Liabilities
Current liabilities	$3,096	$1,173	$854	$82	$101	$198	$125	$5,629
Non-current liabilities	3,857	3,144	69	10	103	1,833	139	9,155
	$6,953	$4,317	$923	$92	$204	$2,031	$264	$14,784

Non-controlling interests	(262)	878	(13)	14	168	729	138	1,652
Net investment attributable to Brookfield Business Partners	$(1,931)	$924	$(72)	$15	$148	$277	$123	$(516)

	December 31, 2020
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$366	$921	$747	$93	$262	$604	$1,170	$4,163
Non-current assets	3,429	5,419	509	51	126	2,662	298	12,494
	$3,795	$6,340	$1,256	$144	$388	$3,266	$1,468	$16,657

Liabilities
Current liabilities	$795	$1,140	$895	$99	$169	$473	$695	$4,266
Non-current liabilities	4,327	3,327	65	11	125	1,707	123	9,685
	$5,122	$4,467	$960	$110	$294	$2,180	$818	$13,951

Non-controlling interests	(607)	921	119	22	68	788	168	1,479
Net investment attributable to Brookfield Business Partners	$(720)	$952	$177	$12	$26	$298	$482	$1,227
The net income impact to the company of currency risk associated with financial instruments is limited as its financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument. However, the company is exposed to foreign currency risk on the net assets of its foreign currency denominated operations. The company’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar is summarized below:

	December 31, 2021
	OCI attributable to shareholders, before taxes		Pre-tax income attributable to shareholders
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(60)	$60	$9	$(9)
Canadian dollar	(2)	2	(3)	3
Brazilian real	(28)	28	—	—
British pound	19	(19)	(6)	6
Other	(19)	19	21	(21)

	December 31, 2020
	OCI attributable to shareholders, before taxes		Pre-tax income attributable to shareholders
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(86)	$86	$5	$(5)
Canadian dollar	(1)	1	1	(1)
Brazilian real	(30)	30	—	—
British pound	(18)	18	(4)	4
Other	(9)	9	9	(9)

	December 31, 2019
	OCI attributable to shareholders, before taxes		Pre-tax income attributable to shareholders
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(44)	$44	$3	$(3)
Canadian dollar	(1)	1	1	(1)
Brazilian real	(33)	33	—	—
British pound	(60)	60	(18)	18
Other	(14)	14	(24)	24
(f)Credit risk management
Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations.
The company assesses the creditworthiness of each counterparty before entering into contracts and ensures that counterparties meet minimum credit quality requirements. The company also evaluates and monitors counterparty credit risk for derivative financial instruments and endeavors to minimize counterparty credit risk through diversification, collateral arrangements, and other credit risk mitigation techniques. All of the company’s derivative financial instruments involve either counterparties that are banks or other financial institutions. The company does not have any significant credit risk exposure to any single counterparty.